UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 E. Michigan St.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2012

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2012

Advised by NorthCoast Asset Management LLC

www.northcoastam.com
(800) 558-9105

CAN SLIM® Select Growth Fund

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Advisor
Semi-Annual Report, September, 2012

The old adage that the market climbs a wall of worry was very apropos last quarter. Though many are scared and it’s hard to find anyone excited about stocks, the market advanced and accounts made gains during the third quarter. Since April 30th this year, however, CAN SLIM® stocks have taken a back seat to their low-growth, big-cap, dividend-paying brethren. Take a look at chart 1 below for example.   It details the year to date performance for the IBD 85/85 index which is published in Investors Business Daily. This index measures the performance of the top 15% of the stocks in the market (about 250 issues) based on two common traits – high earnings growth and high relative price strength. Over the last ten years (9/30/02-9/30/12) this index has gained a whopping 246% vs. S&P 500®’s gain of 64% over the same time.  Earnings growth and price momentum are two essential ingredients in the CAN SLIM® System and thus dominant attributes of every stock we buy. Though these attributes are occasionally shunned by Wall Street, our research has shown that investors always come back to stocks that have these characteristics.

Source: Compustat

Why is the S&P 500® outperforming? Because right now investors are still favoring “safety” in their portfolio.  Income starved investors are being sold that owning the 4% dividend of Verizon is more important

CAN SLIM® Select Growth Fund

than the underlying principal at risk in the investment, and this is now becoming a very crowded trade in the market.  Investors are paying 14 times earnings to own companies like Apple (AAPL) and CF Industries Holdings (CF) which are growing their earnings at 56% vs. 20 times earnings to own companies growing their earnings at 4% like Verizon (VZ) and Proctor & Gamble (PG). Make sense? Not to us and not if decades of history hold true. One basic way to look at it — would anyone pay more for lemonade stands growing at 4% a year vs. ones at 56%?

That’s why discipline is so key. Key is even understating its significance . . . submitting to discipline is better. It often feels better to identify what is working right now and jump on, but trying to float from one hot idea to the next is a surefire way to lose money. Below, we feature the 12 month rolling ratio of the same IBD Stock Universe as above to the S&P 500® since 12/31/2000. When the line is tilting up, the IBD universe is outperforming and, when slanted down underperforming the S&P. So while the IBD index has made significant gains over the market, there are several pockets of underperformance when one needs to submit to the discipline. Great investment strategies are rewarded over time but not all the time.

Source: Compustat and NorthCoast Asset Management

An old Tao story fits. One day a man was standing at the edge of a pool at the bottom of a huge waterfall when he saw an old man tossed about in the turbulent water. He ran to rescue him, but by the time he got there the old man had climbed onto the bank and was walking along. The man was astonished and rushed up to the old man, questioning him about the

CAN SLIM® Select Growth Fund

secret of his survival. The old man said that it was nothing special. “I began to learn while very young and grew up practicing it. Now, I’m certain of its success. I go down with the water and come up with the water. I will follow it and forget myself. The only reason I survive is because I don’t struggle against the water’s superior power.”

For the six months ended 9/30/12, The CAN SLIM® Select Growth Fund returned +1.32% while the S&P 500® returned +3.43%.  The Fund came into the period at 95% invested and shed exposure as the market sold off to 59% invested on 5/21/12.  It then steadily increased exposure to end the quarter fully invested at 99% as the market reversed and showed strength climbing the wall of worry.

The portfolio’s underweight in Financials and Information Technology contributed positively to the performance, while the underweight in Energy and Telecommunication Services Sectors contributed negatively to the portfolio.

Stock selection was particularly positive in the Information Technology and Health Care Sectors while it was negative in Industrial and Consumer Staples.

Leapfrog Enterprises, Inc. (LF) and Nu Skin Enterprises, Inc. (NUS) were the worst contributing names for the Fund, while Pharmacyclics, Inc. (PCYC) and Ariad Pharmaceuticals (ARIA) were the best contributors during that semester.

Thank you for your business.  It is a privilege to serve shareholders as advisor to the fund and look forward to a bright future together.

Sincerely,

Patrick Jamin	Brent Elam
NorthCoast Asset Management, LLC

CAN SLIM® Select Growth Fund

Opinions expressed are  subject to change, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The IBD 85 Index is published in Investors Business Daily and measures the performance of the top 15% of the stocks in the market based on  high earnings growth and high relative price strength.

You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® Select Growth Fund

SECTOR ALLOCATION
AT SEPTEMBER 30, 2012 (UNAUDITED)

* Cash equivalents and other assets in excess of liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/12 – 9/30/12).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee.  You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are

CAN SLIM® Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
(CONTINUED)

meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/12	9/30/12	4/1/12 – 9/30/12*
Actual	$1,000	$1,013	$8.58
Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.59

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Value

COMMON STOCKS: 98.1%

Accommodations: 2.1%
13,934	Marriott International, Inc. - Class A	$544,819
12,609	Wyndham Worldwide Corp.	661,720
		1,206,539

Air Transportation: 0.9%
50,489	U.S. Airways Group, Inc.*	528,115

Beverage & Tobacco Products: 3.0%
15,423	Altria Group, Inc.	514,974
7,331	Anheuser Busch Inbev SA/NV - ADR	629,806
6,963	Philip Morris International, Inc.	626,252
		1,771,032

Building Construction: 2.7%
25,234	DR Horton, Inc.	520,830
15,320	Lennar Corp. - Class A	532,676
15,441	Toll Brothers, Inc.*	513,104
		1,566,610

Chemical Manufacturing: 7.6%
6,133	Abbott Laboratories	420,478
19,436	American Vanguard Corp.	676,373
2,750	CF Industries Holdings, Inc.	611,160
6,342	Colgate-Palmolive Co.	679,989
8,352	Ecolab, Inc.	541,293
6,807	Pharmacyclics, Inc.*	439,051
43,514	Spectrum Pharmaceuticals, Inc.	509,114
11,877	USANA Health Sciences, Inc.	551,924
		4,429,382

Computer & Electronic Products: 5.1%
934	Apple, Inc.	623,221
22,084	CoreLogic, Inc.	585,888
11,551	Cyberonics, Inc.	605,503

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 98.1% (Continued)

Computer & Electronic Products: 5.1% (Continued)
36,704	Ixia	$589,833
14,777	Western Digital Corp.*	572,313
		2,976,758

Computer System Designs & Services: 3.8%
34,680	Convergys Corp.*	543,436
48,458	Demand Media, Inc.	526,738
19,235	Healthstream, Inc.	547,428
14,678	Jack Henry & Associates, Inc.*	556,296
		2,173,898

Credit Intermediation: 7.0%
6,407	Altisource Portfolio Solutions SA*	552,604
29,982	Citizens Republic Bancorp, Inc.*	580,152
16,557	Discover Financial Services	657,810
14,272	Fleetcor Technologies, Inc.*	639,386
1,280	Mastercard, Inc.	577,894
11,466	UMB Financial Corp.	558,165
7,406	World Acceptance Corp.	499,535
		4,065,546

Diversified Services: 3.7%
11,037	Discovery Communications	618,513
6,420	Kimberly Clark Corp.	550,708
31,173	Liberty Interactive Corp.*	576,700
4,102	Liberty Media Corp.*	427,305
		2,173,226

Fabricated Metal Products: 1.1%
56,406	Smith & Wesson Holding Corp.	621,030

Food & Beverage: 2.0%
8,933	Fresh Market, Inc.*	535,801
10,375	United Natural Foods, Inc.*	606,419
		1,142,220

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 98.1% (Continued)

Food Manufacturing: 4.8%
17,206	B & G Foods, Inc.	$521,514
8,338	Hain Celestial Group, Inc.	525,294
6,800	The J. M. Smucker Co.	587,044
7,843	Lancaster Colony Corp.	574,500
46,600	Smart Balance, Inc.	562,916
		2,771,268

Food Services: 3.0%
15,966	Brinker International, Inc.	563,600
3,536	Panera Bread Co. - Class A	604,267
10,683	Papa John’s International, Inc.	570,579
		1,738,446

Hospital: 1.1%
19,234	HCA Holdings, Inc.	639,530

Information Services: 5.1%
19,209	DealerTrack Holdings, Inc.*	534,971
11,608	IAC/InterActiveCorp.	604,312
15,547	Medidata Solutions, Inc.	645,200
35,098	Multimedia Games, Inc.	552,092
9,546	NetSuite, Inc.	609,035
		2,945,610

Insurance: 3.9%
1,319	Markel Corp.	604,748
19,801	Protective Life Corp.	518,984
29,749	Stewart Information Services Corp.	599,145
11,990	Verisk Analytics, Inc.*	570,844
		2,293,721

Internet Information: 2.1%
33,623	Acxiom Corp.	614,292
16,578	AOL, Inc.	584,043
		1,198,335

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 98.1% (Continued)

Machinery Manufacturing: 4.0%
13,125	3-D Systems Corp.	$431,156
16,883	Movado Group, Inc.	569,295
16,978	Toro Co.	675,385
11,270	Valspar Corp.	632,247
		2,308,083

Medical Equipment: 1.0%
15,604	Align Technology, Inc.	576,880

Merchant Wholesalers: 4.1%
20,656	Asbury Automotive Group, Inc.*	577,335
19,114	Cooper Tire & Rubber Co.	550,447
12,177	Jarden Corp.	643,433
19,114	Lithia Motors, Inc. - Class A	636,687
		2,407,902

Motion Picture & Entertainment: 1.9%
23,333	Cinemark Holdings, Inc.	523,359
13,824	The Madison Square Garden Co.*	556,692
		1,080,051

Oil & Gas: 1.8%
20,251	Delek US Holdings, Inc.	516,198
14,817	Susser Holdings Corp.	535,931
		1,052,129

Oil & Gas Extraction: 4.0%
43,676	Alon USA Energy, Inc.	598,361
14,641	HollyFrontier Corp.	604,234
14,060	Tesoro Corp.	589,114
21,555	Western Refining, Inc.	564,310
		2,356,019

Professional, Scientific & Technical Services: 5.3%
42,485	Booz Allen Hamilton Holding Corp.	588,417
14,781	Fair Isaac Corp.	654,207

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 98.1% (Continued)

Professional, Scientific & Technical Services: 5.3% (Continued)
11,811	Fei Co.*	$631,888
10,548	MAXIMUS, Inc.	629,927
19,520	PAREXAL International, Corp.	600,435
		3,104,874

Rail Transportation: 1.1%
23,172	RailAmerica, Inc.*	636,535

Retail Trade: 11.3%
40,218	Brown Shoe Co., Inc.	644,695
25,847	Conns, Inc.	569,926
7,707	Dillards, Inc. – Class A	557,370
11,999	Dollar General Corp.*	618,436
13,300	eBay, Inc.*	643,853
20,901	Francesca’s Holdings Corp.*	642,288
15,145	Gap Inc.	541,888
30,872	Pier 1 Imports, Inc.	578,541
8,744	Ross Stores, Inc.	564,862
12,957	The TJX Companies, Inc.	580,344
10,569	Vitamin Shoppe, Inc.	616,384
		6,558,587

Transportation: 2.8%
7,043	Polaris Industries, Inc.	569,567
24,550	Saia, Inc.	494,437
4,120	TransDigm Group, Inc.	584,504
		1,648,508

Utilities: 1.8%
6,155	Companhia de Saneamento
	Basico do Estado
	de Sao Paulo - ADR	499,848
7,776	Nextera Energy, Inc.	546,886
		1,046,734
TOTAL COMMON STOCKS
(Cost $51,996,522)		57,017,568

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Shares	Value

INVESTMENT COMPANY: 1.0%
51,957	American Capital Ltd.	$589,192

TOTAL INVESTMENT COMPANY
(Cost $590,606)	589,192

SHORT-TERM INVESTMENT: 1.1%
Money Market Fund: 1.1%
624,275	Federated U.S. Treasury Cash
Reserves Fund - Institutional Shares^	624,275

TOTAL SHORT-TERM INVESTMENT
(Cost $624,275)	624,275

TOTAL INVESTMENTS: 100.2%
(Cost $53,211,403)	58,231,035
Liabilities in excess of other assets: (0.2)%	(99,255)
TOTAL NET ASSETS: 100.0%	$58,131,780

ADRAmerican Depositary Receipt
*	Non-income producing security.
^	7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2012 (UNAUDITED)

ASSETS
Investments in securities, at value	$58,231,035
(Cost $53,211,403)
Receivables:
Investment securities sold	1,120,208
Fund shares sold	192,230
Dividends and interest	49,749
Prepaid expenses	27,702
Total assets	59,620,924

LIABILITIES
Payables:
Investment securities purchased	1,169,032
Fund shares redeemed	169,512
Investment advisory fees, net	48,286
Administration fees	7,406
Distributions payable	35,216
Fund accounting fees	8,937
Transfer agent fees	25,540
Chief Compliance Officer fees	2,075
Other accrued expenses	23,140
Total liabilities	1,489,144
NET ASSETS	$58,131,780

COMPONENTS OF NET ASSETS
Paid-in capital	$55,681,463
Accumulated net investment loss	(214,947)
Accumulated net realized loss on investments	(2,354,368)
Net unrealized appreciation on investments	5,019,632
Net assets	$58,131,780

COMPUTATION OF NET ASSET VALUE
Net assets	$58,131,780
Shares issued and outstanding (unlimited number of
shares authorized without par value)	4,726,537
Net asset value, offering and redemption
price per share	$12.30

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign
withholding tax of $4,119)	$278,042
Interest	48
Total investment income	278,090

EXPENSES
Investment advisory fees	275,839
Distribution fees	68,960
Transfer agent fees	43,564
Administration fees	24,084
Fund accounting fees	19,614
Reports to shareholders	12,811
Miscellaneous expense	9,715
Audit fees	9,418
Registration fees	7,624
Chief Compliance Officer fees	3,946
Legal fees	3,845
Custody fees	3,776
Trustee fees	2,495
Insurance expense	577
Total expenses	486,268
Less: fees waived	(17,340)
Net expenses	468,928
Net investment loss	(190,838)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments
and foreign currency transactions	1,916,851
Change in net unrealized depreciation on investments	(1,092,113)
Net realized and unrealized gain on investments
and foreign currency transactions	824,738
Net increase in net assets
resulting from operations	$633,900

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	September 30, 2012	March 31,
	(Unaudited)	2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(190,838)	$(569,920)
Net realized gain on investments	1,916,851	622,058
Change in net unrealized
depreciation on investments	(1,092,113)	(4,567,557)
Net increase (decrease) in net
assets resulting from operations	633,900	(4,515,419)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived from net change in
outstanding shares(1)	348,955	(15,971,310)
Total increase (decrease)
in net assets	982,855	(20,486,729)

NET ASSETS
Beginning of period/year	57,148,925	77,635,654
End of period/year	$58,131,780	$57,148,925
Accumulated net investment loss	$(214,947)	$(24,109)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2012		Year Ended
	(Unaudited)		March 31, 2012
	Shares	Value	Shares	Value
Shares sold	828,830	$10,006,817	2,403,613	$28,696,605
Shares
redeemed(2)	(808,915)	(9,657,862)	(3,862,863)	(44,667,915)
Net increase
(decrease)	19,915	$348,955	(1,459,250)	$(15,971,310)

(2)	Net of redemption fees of $645 and $28,340, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months
	Ended
	September
	30, 2012		Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value,
beginning of
period/year	$12.14		$12.59	$10.39	$8.61	$9.91	$9.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04)		(0.12)	(0.10)	(0.10)	0.00 *	(0.07)
Net realized and
unrealized gain (loss)
on investments	0.20		(0.34)	2.31	1.89	(1.30)	0.28
Total from
investment operations	0.16		(0.46)	2.21	1.79	(1.30)	0.21
LESS DISTRIBUTIONS:
Distribution in excess	—		—	—	(0.01)	—	—
Paid in capital
from redemption
fees (Note 2)	0.00	*	0.01	(0.01)	0.00 *	0.00 *	0.00 *
Net asset value,
end of period/year	$12.30		$12.14	$12.59	$10.39	$8.61	$9.91
Total return	1.32	%^	(3.57)%	21.17%	20.78%	(13.12)%	2.16%
SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$58.1		$57.1	$77.6	$43.3	$30.7	$24.9
Portfolio turnover rate	139	%^	332%	223%	225%	393%	226%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/
recouped and
expenses absorbed	1.76	%+	1.70%	1.78%	1.95%	2.18%	2.01%
After fees waived/recouped
and expenses absorbed	1.70	%+	1.70%	1.70%	1.70%	1.70%	1.70%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/
recouped and
expenses absorbed	(0.75	)%+	(0.77)%	(1.20)%	(1.40)%	(0.52)%	(0.83)%
After fees waived/
recouped and
expenses absorbed	(0.69	)%+	(0.77)%	(1.12)%	(1.15)%	(0.04)%	(0.52)%

*	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED)

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  At September 30, 2012, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$57,017,568	$—	$—	$57,017,568
Investment
Company^	589,192	—	—	589,192
Short-Term
Investment^	624,275	—	—	624,275
Total Investments
in Securities	$58,231,035	$—	$—	$58,231,035

^	See Schedule of Investments for industry breakout.

There were no transfers into or out of Levels 1, 2 or 3 during the six months ended September 30, 2012. The Fund records transfers at the end of the period.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Net capital losses incurred after October 31 and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.  At March 31, 2012, the Fund had post October losses of $24,109.

At March 31, 2012, the Fund had capital loss carryovers of $4,271,219, which expire as follows:

Capital Loss Carryover	Expiration
$1,827,500	3/31/2015
$ 169,103	3/31/2017
$2,274,616	3/31/2018

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted /amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

I.
Recent Accounting Pronouncement.  In December 2011, FASB Issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluation the impact ASU 2011-11 will have on the financial statement disclosure.

NOTE 3 –	COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2012, the Fund incurred $275,839 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended September 30, 2012, the Adviser waived $17,340 in fees for the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At September 30, 2012, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $151,434.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2013	$90,117
March 31, 2014	$43,977
March 31, 2015	$17,340

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”) is a wholly-owned subsidiary of U.S. Bancorp and serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund.  The administrator also prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund’s custodian, transfer agent and accountants, coordinates the preparation and payment of the Fund’s expenses, and reviews the Fund’s expense accruals.  For the six months ended September 30, 2012, the Fund incurred $24,084 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2012, the Fund was allocated $3,946 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the six months ended September 30, 2012, the Fund incurred $68,960 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2012 the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $64,982,629 and $62,827,545 respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows:

Cost of investments	$53,211,403
Gross tax unrealized appreciation	$5,526,144
Gross tax unrealized depreciation	(506,512)
Net tax unrealized appreciation	$5,019,632

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions during the six months ended September 30, 2012 or the year ended March 31, 2012.

As of March 31, 2012 the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation	$6,111,745
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(4,295,328)
Total accumulated gain	$1,816,417

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  During the six months ended September 30, 2012, the Fund did not draw on the line of credit.  At September 30, 2012, the available line of credit was $7,000,000.  At September 30, 2012, the Fund did not have a loan payable balance.

CAN SLIM® Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

At a meeting held on August 13 and 14, 2012, the Board (which is comprised of four persons who are Independent Trustees as defined under the Investment Company Act of 1940 and one Interested Trustee) considered and approved the continuance of the Advisory Agreement for CAN SLIM® Select Growth Fund (the “Fund”) with NorthCoast Asset Management, LLC (the “Advisor” or “NorthCoast”), for another annual term.  At this meeting and at a prior meeting held on May 14 and 15, 2012, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

CAN SLIM® Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

The Board noted that the Fund underperformed its peer group median for the year-to-date, one-year and three year time periods, while it outperformed its peer group median for the five-year time period.

The Trustees also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.70%.  The Trustees noted that both the Fund’s contractual advisory fee and net expense ratio were above those of its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

The Trustees took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were in line with the fees charged by the Advisor to its other investment management clients and slightly lower than the fees charged by the Advisor to its separately managed accounts.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the

CAN SLIM® Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from their relationship with the Fund, particularly the 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services they provide to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CAN SLIM® Select Growth Fund

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its web site at www.northcoastam.com within ten business days after calendar quarter end.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund directors and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® Select Growth Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
   Eric W. Falkeis, President

Date   December 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
   Eric W. Falkeis, President

Date   December 6, 2012

By (Signature and Title) /s/ Patrick J. Rudnick
   Patrick J. Rudnick, Treasurer

Date   December 6, 2012

* Print the name and title of each signing officer under his or her signature.